CONSOLIDATED FINANCIAL DATA HIGHLIGHTS (Parenthetical)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Series A
Expenses including Investments in Non-Consolidated LLCs (before Profit Shares)	7.04%	7.08%	6.81%
Profit Shares including Investments in Non-Consolidated LLCs	0.22%	0.77%	0.39%
Expenses including Investments in Non-Consolidated LLCs	7.26%	7.85%	7.20%
Net investment loss including Investments in Non-Consolidated LLCs	(7.25%)	(7.76%)	(7.12%)
Series F
Expenses including Investments in Non-Consolidated LLCs (before Profit Shares)	7.05%	7.08%	6.81%
Profit Shares including Investments in Non-Consolidated LLCs	0.28%	0.59%	0.34%
Expenses including Investments in Non-Consolidated LLCs	7.33%	7.67%	7.15%
Net investment loss including Investments in Non-Consolidated LLCs	(7.33%)	(7.58%)	(7.07%)
Series G
Expenses including Investments in Non-Consolidated LLCs (before Profit Shares)	7.05%	7.08%	6.81%
Profit Shares including Investments in Non-Consolidated LLCs	0.29%	0.58%	0.34%
Expenses including Investments in Non-Consolidated LLCs	7.34%	7.66%	7.15%
Net investment loss including Investments in Non-Consolidated LLCs	(7.34%)	(7.57%)	(7.07%)
Series I
Expenses including Investments in Non-Consolidated LLCs (before Profit Shares)	3.85%	3.86%	3.60%
Profit Shares including Investments in Non-Consolidated LLCs	0.29%	0.80%	0.78%
Expenses including Investments in Non-Consolidated LLCs	4.14%	4.66%	4.38%
Net investment loss including Investments in Non-Consolidated LLCs	(4.13%)	(4.57%)	(4.30%)